Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000193013 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000193013 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000193013 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000193013 [Member] | Warby Parker Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000193013 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000193013 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000193013 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000193013 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000193013 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000193013 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000193013 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000193013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000193013 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000193013 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193013 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000193013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000193013 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193013 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000130460 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000130460 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000130460 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000130460 [Member] | Warby Parker Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000130460 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000130460 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000130460 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000130460 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000130460 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000130460 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000130460 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130460 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000130460 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000130460 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130460 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000130460 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130460 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000130460 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000130460 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130460 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000031760 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000031760 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000031760 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000031760 [Member] | Warby Parker Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000031760 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000031760 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000031760 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000031760 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000031760 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000031760 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000031760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000031760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000031760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000031760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000031760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000031760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000031760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000031760 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000031760 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000075528 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000075528 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000075528 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000075528 [Member] | Warby Parker Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000075528 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000075528 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000075528 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000075528 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000075528 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000075528 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000075528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000075528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000075528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000075528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075528 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075528 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000075527 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000075527 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[9]
C000075527 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000075527 [Member] | Warby Parker Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000075527 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000075527 [Member] | The Timken Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000075527 [Member] | Repligen Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000075527 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000075527 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000075527 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000075527 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075527 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000075527 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000075527 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075527 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000075527 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075527 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000075527 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075527 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000075527 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000062293 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000062293 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000062293 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000062293 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000062293 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000062293 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000062293 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000062293 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000062293 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000062293 [Member] | Johnson Matthey PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000062293 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062293 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062293 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000062293 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062293 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062293 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062293 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062293 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000062293 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062293 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062293 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062293 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000062293 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062293 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062294 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000062294 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000062294 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000062294 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000062294 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[12]
C000062294 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000062294 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000062294 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000062294 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[12]
C000062294 [Member] | Johnson Matthey PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000062294 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062294 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062294 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000062294 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062294 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000062294 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062294 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062294 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000062294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062294 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000062294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000062294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000062294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000031772 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000031772 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000031772 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000031772 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000031772 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[13]
C000031772 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000031772 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000031772 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000031772 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000031772 [Member] | Johnson Matthey PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000031772 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000031772 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000031772 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000031772 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000031772 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031772 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000031772 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000031772 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000031772 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000031772 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000031772 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031772 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000031772 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031772 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130462 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000130462 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[14]
C000130462 [Member] | Repsol SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[14]
C000130462 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[14]
C000130462 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[14]
C000130462 [Member] | ITOCHU Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000130462 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000130462 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000130462 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[14]
C000130462 [Member] | Johnson Matthey PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000130462 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130462 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130462 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130462 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000130462 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130462 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130462 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130462 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000130462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130462 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000130462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130462 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171546 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000171546 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000171546 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000171546 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000171546 [Member] | First Busey Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000171546 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000171546 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000171546 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000171546 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000171546 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000171546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000171546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171546 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171546 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000031777 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000031777 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000031777 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000031777 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000031777 [Member] | First Busey Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000031777 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000031777 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000031777 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000031777 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[16]
C000031777 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000031777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000031777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000031777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000031777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000031777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000031777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000031777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000031777 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000031777 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031777 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000171545 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000171545 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000171545 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000171545 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000171545 [Member] | First Busey Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000171545 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000171545 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000171545 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000171545 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000171545 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000171545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000171545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171545 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171545 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000123289 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000123289 [Member] | Crescent Energy Co Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000123289 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000123289 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000123289 [Member] | First Busey Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000123289 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000123289 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[18]
C000123289 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[18]
C000123289 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000123289 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000123289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000123289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000123289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000123289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000123289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000123289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000123289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000123289 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000123289 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .1%.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Amount represents less than .1%.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Amount represents less than .1%.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Amount represents less than .1%.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Amount represents less than .1%.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[14]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[15]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[16]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[17]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[18]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.